BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES: (Details 3)	12 Months Ended
Dec. 31, 2011 count
Impairment Accounting
Number of reporting units within reportable segments identified for goodwill impairment analysis	8
Patents and other intellectual property
Other intangible assets, net
Estimated remaining useful lives, minimum (in years)	4
Estimated remaining useful lives, maximum (in years)	20
Trade names and trademarks
Other intangible assets, net
Estimated remaining useful lives, minimum (in years)	18
Estimated remaining useful lives, maximum (in years)	25
Customer relationships
Other intangible assets, net
Estimated remaining useful lives, minimum (in years)	7
Estimated remaining useful lives, maximum (in years)	15
Supply agreements
Other intangible assets, net
Estimated remaining useful lives, minimum (in years)	10
Estimated remaining useful lives, maximum (in years)	15